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                                                                  August 5, 2004

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re:      Northern Funds (the "Trust")
                  (File Nos. 33-73404 and 811-08236)
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Ladies and Gentlemen:

         Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of Northern Funds (the "Trust"), please accept this letter as certification that the Northern Money Market Funds Prospectus, Northern Fixed Income Funds Prospectus, Northern Value Fund Prospectus and Northern Tax-Exempt Money Market Fund Prospectus for the Trust each dated July 31, 2004, do not differ from such Prospectuses contained in Post-Effective Amendment No. 40 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on July 26, 2004 (Accession #: 0000950137-04-005850).

         Please do not hesitate to contact the undersigned at (617) 338-4436 if you have any questions.


                                                     Very truly yours,

                                                     /s/ Lori V. Russell
                                                     -------------------
                                                     Lori V. Russell

cc:      Michael Phillips, Esq.
         Jeffrey A. Dalke, Esq.
         Diana McCarthy, Esq.
         Jonathan Kopcsik, Esq.
         Linda J. Hoard, Esq.